Interim Condensed Consolidated Statements of Operations And Comprehensive Loss (Unaudited) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares	Jun. 30, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 3,229	$ 4,376,000	$ 5,232,000
Other income	32	43,000	49,000
Drivers and riders cost and related expenses	(1,457)	(1,975,000)	(3,669,000)
Employee benefits expenses	(813)	(1,102,000)	(963,000)
Depreciation and amortization expenses	(182)	(247,000)	(181,000)
Finance costs	(55)	(75,000)	(52,000)
Other expenses	(3,509)	(4,755,000)	(3,751,000)
Operational loss before income taxes	(2,755)	(3,735,000)	(3,335,000)
Impairment of goodwill			(664,000)
Share-based compensations	(7,237)	(9,807,000)
Loss before income taxes	(9,992)	(13,542,000)	(3,999,000)
Income tax expense
Net loss	(9,992)	(13,542,000)	(3,999,000)
Less: Net loss attributable to non-controlling interest	(9)	(12,000)	(30,000)
Net loss attributable to Ryde Group Ltd	(9,983)	(13,530,000)	(3,969,000)
Net loss	(9,992)	(13,542,000)	(3,999,000)
Other comprehensive loss
Foreign currency translation adjustment	27	37,000
Total other comprehensive loss	(9,965)	(13,505,000)	(3,999,000)
Less: Comprehensive loss attributable to non-controlling interest	(9)	(12,000)	(30,000)
Comprehensive loss attributable to Ryde Group Ltd	$ (9,956)	$ (13,493,000)	$ (3,969,000)
Net loss per share attributable to ordinary shareholders
Net loss per share attributable to ordinary shareholders, Basic | (per share)	$ (0.60)	$ (0.81)	$ (0.34)
Net loss per share attributable to ordinary shareholders, Diluted | (per share)	$ (0.60)	$ (0.81)	$ (0.34)
Weighted average number of ordinary shares used in computing net loss per share
Weighted average number of ordinary shares used in computing net loss per share, Basic	16,577	16,577	11,702
Weighted average number of ordinary shares used in computing net loss per share, Diluted	16,577	16,577	11,702